Goodwill (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance		¥ 410,500	¥ 296,688
Goodwill acquired		1,345,470	113,812
Ending Balance	$ 271,075	¥ 1,755,970	¥ 410,500